Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Provisions for Doubtful Accounts [Line Items]
Balance at beginning of year	$ 16,034	$ 7,787	$ 7,821
(Recovery) allowance made during the year	(940)	9,572	(34)
Foreign currency translation adjustments	(523)	(1,325)
Balance at end of year	$ 14,571	$ 16,034	$ 7,787